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As Filed with the Securities and Exchange Commission on January 16, 2004
                                                     Registration No. 333-111387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       /X/ Pre-Effective Amendment No. 1
                       / / Post-Effective Amendment No. __

                        SALOMON BROTHERS VARIABLE SERIES
                                    FUNDS INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              388 GREENWICH STREET
                            NEW YORK, NEW YORK 10013
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code (800) 725-6666

                                -----------------

                               WILLIAM J. RENAHAN
                      SALOMON BROTHERS ASSET MANAGEMENT INC
                     300 FIRST STAMFORD PLACE, FOURTH FLOOR
                           STAMFORD, CONNECTICUT 06902
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

             SARAH E. COGAN                         CATHY G. O'KELLY
     SIMPSON THACHER & BARTLETT LLP      VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
          425 LEXINGTON AVENUE                  222 NORTH LASALLE STREET
      NEW YORK, NEW YORK 10017-3954              CHICAGO, ILLINOIS 60601

                                -----------------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     Title of securities being registered: Common stock, $0.001 par value

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


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                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 16th day of January, 2004.

                                                SALOMON BROTHERS VARIABLE SERIES
                                                FUNDS INC


                                                By /s/ R. Jay Gerken
                                                   -----------------------------
                                                   R. Jay Gerken, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16th of January, 2004.

               SIGNATURE                                           TITLE
               ---------                                           -----
/s/ R. Jay Gerken                                    Chairman, President and Director
--------------------------------------------           (Principal Executive Officer)
R. Jay Gerken

    *                                                            Director
--------------------------------------------
Carol L. Colman

    *                                                            Director
--------------------------------------------
Daniel P. Cronin

    *                                                            Director
--------------------------------------------
Leslie H. Gelb

    **                                                           Director
--------------------------------------------
William R. Hutchinson

    *                                                            Director
--------------------------------------------
Jeswald W. Salacuse

    **                                                           Director
--------------------------------------------
Dr. Riordan Roett

    **                                                  Senior Vice President and
--------------------------------------------          Chief Administrative Officer
Andrew B. Shoup                                        (Principal Financial and
                                                          Accounting Officer)

    *By /s/ R. Jay Gerken
--------------------------------------------
R. Jay Gerken as Attorney-in-Fact

    **By /s/ William J. Renahan
--------------------------------------------
William J. Renahan as Attorney-in-Fact


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